Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 1	26.00%
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 2	26.00%
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 3	$ 2,050
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 4	3,113
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 5	(3,412)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 6	(3,122)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 7	678
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 8	693
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 9	743
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 10	684
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 11	(2,381)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 12	5,808
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 13	2,539
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 14	2,157
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 15	956
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 16	1,149
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 17	(61)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 18	(474)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 19	2,612
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 20	1,987
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 21	1,430
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 22	1,526
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 23	(6,951)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 24	(5,112)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 25	(1,797)
Income Taxes Disclosure Of Detailed Information About Reconciliation Of Income Tax Computed At Statutory Tax Rates 26	$ 8,409